The Prudential Insurance Company of America                                 Richard E. Buckley
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-2687 fax: (973) 802-9560

October 13, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Contract Account GI-2 (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0000950123-10-081577
Date of Filing:08/27/10

2.	Filer/Entity:AllianceBernstein Variable Products Series Fund
Registration No.:811-05398
CIK No.:0000825316
Accession No.:0001193125-10-192966
Date of Filing: 08/19/10

3.Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:0001467105-10-000063
Date of Filing:08/24/10

4.Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-10-206496
Date of Filing:09/08/10

5.Filer/Entity:The Dreyfus Corporation
             Registration No.:811-00523
CIK No.:0000030146
Accession No.:0000030146-10-000012
Date of Filing:08/27/10

6.Filer/Entity:DWS Variable Series
             Registration No.:811-05002
CIK No.:00000810573
Accession No.:0000088053-10-001300
Date of Filing:08/26/10

7.Filer/Entity:Franklin Templeton Variable Insurance Products Trust
             Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-10-197847
Date of Filing:08/26/10

8.Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-10-081501
Date of Filing:08/27/10

9.Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001145443-10-001923
Date of Filing:08/26/10

10.Filer/Entity:Lazard Retirement Series
             Registration No.:811-08071
CIK No.:0001033669
Accession No.:0000930413-10-004629
Date of Filing:08/26/10

11.Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-10-201252
Date of Filing:08/31/10

12.Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
             Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000894579-10-000166
Date of Filing:09/02/10

13.           Filer/Entity:PIMCO Variable Insurance Trust
             Registration No.:811-08399
CIK No.:0001047304
Accession No.: 0001193125-10-201404
Date of Filing:08/31/10

14.           Filer/Entity:Royce Capital Fund
             Registration No.:811-07537
CIK No.:0001006387
Accession No.:0000949377-10-000238
Date of Filing:08/23/10

15.Filer/Entity:T. Rowe Price Equity Series
Registration No.:811-07143
CIK No.:0000918294
Accession No.:  0000918294-10-000030
0000918294-10-000031
0000918294-10-000035
0000918294-10-000036
Date of Filing: 08/23/10 & 08/25/10

16.           Filer/Entity:The Universal Institutional Funds, Inc.
             Registration No.:811-07677
CIK No.:0001011378
Accession No.:0001104659-10-047737
Date of Filing:09/08/10

17.           Filer/Entity:The Variable Insurance Products Fund II.
             Registration No.:811-05511
CIK No.:0000831016
Accession No.:0000356494-10-000024
Date of Filing:08/23/10

18.Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-10-204993
Date of Filing:09/07/10

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

      __/s/_________________________
Richard E. Buckley

VIA EDGAR